Short-Term Borrowings and Long-Term Debt (Contractual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Debt Instrument [Line Items]
2026	¥ 642,574
2027	2,462,856
2028	1,483,582
2029	983,387
2030	1,274,190
2031 and thereafter	8,067,531
Total	¥ 14,914,120	¥ 16,277,331